Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (25,473,394)	$ (9,607,134)	$ (14,018,986)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option and warrants issued for services	14,408,656	4,307,594	7,809,893
(Gain) loss on derivative valuation		(2,037,325)	749,166
Derivative attached to preferred stock		110,990
(Gain) loss on settlement of debt	(637,096)	23,133
Loss on settlement of license		164,667
Stock issued for services	2,698,187	497,429	863,052
Depreciation and amortization	2,745,126	2,532,673	1,209,769
Amortization of debt discount	58,366	37,306
Changes in operating assets and liabilities:
Accounts receivable and billings in excess	(2,827,827)	(2,615,316)	126,032
Inventory	(53,920)	251,903	(347,174)
Construction in progress	(1,548,859)	(401,886)
Prepaid expenses and deposits	(1,013,109)	303,819	(17,439)
Accrued dividends payable		(240,921)	(35,202)
Accounts payable and accrued expenses	(325,872)	986,768	(260,627)
Net Cash Used in Operating Activities	(11,969,742)	(5,686,300)	(3,921,516)
Net Cash Provided by (Used in) Discontinued Operating Activities	108,653	5,539	(236,374)
INVESTING ACTIVITIES
Purchase of license			100,000
Acquisition of subsidiaries			1,185,392
Other receivables (2)	2,195,554
Purchase of property and equipment	126,351	10,188	117,789
Net Cash Used in Investing Activities	(2,321,905)	(10,188)	(1,403,181)
Net Cash Used in Discontinued Investing Activities	(2,924)		(21,738)
FINANCING ACTIVITIES
Proceeds from warrants and options exercised	12,396,321	91,950
Proceeds from related party loans	420,000	1,605,000	16,336
Proceeds from preferred stock	8,517,315	3,598,388	2,000,000
Cash received from subsidiary	531,460		1,711,655
Proceeds from notes payable	3,000,000	1,208,008
Repayment of notes payable	2,034,312	776,481	1,614,442
Repayment of related party loans	691,853	6,614
Net Cash Provided by Financing Activities	22,138,931	5,720,251	2,113,549
Net Cash Provided by (Used in) Discontinued Financing Activities	(34,648)	(49,306)	74,534
NET INCREASE (DECREASE) IN CASH	7,918,365	(20,004)	(3,394,726)
CASH AT BEGINNING OF PERIOD	485,366	505,370	3,900,096
CASH AT END OF PERIOD	8,403,731	485,366	505,370
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for Interest	187,999	83,625	49,324
NON CASH FINANCING ACTIVITIES:
Common stock issued upon conversion of debt	573,548	1,441,180
Common stock issued for conversion of preferred stock	3,225,047	708
Common stock cancelled for assets	(1,291,746)	(253,917)
Common stock issued for acquisition of subsidiary			10,170,009
Common stock issued for license			177,000
Common stock issued for equipment	195,359
Common stock cancelled for subscription		(2,632,192)
Common stock cancelled		(84)
Cashless exercise of warrants		147
Initial debt discounts on notes payable		71,172
Interest reclassification to notes payable		7,853
Preferred dividends declared	3,188,450	545,020	89,357
Warrant vesting recognized as a prepaid expense		513,294
Warrants exercised for accrued wages		36,660
Shares issued for construction in progress costs		$ 486,650